Main items related to operating activities - Amortization, depreciation and impairment of tangible assets and mineral interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	$ (12,025)	$ (12,762)	$ (12,221)
Tangible assets
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	(10,911)	(11,902)	(11,128)
Mineral assets
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	$ (1,114)	$ (860)	$ (1,093)